Document and Entity Information	May 01, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001708035
Document Type	8-K
Document Period End Date	May 01, 2026
Entity Registrant Name	Ecovyst Inc.
Entity File Number	001-38221
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-3406833
Entity Address, Address Line One	600 Lee Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(484)
Local Phone Number	617-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	ECVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false